Franchise Arrangements (Schedule Of Revenues From Franchised Restaurants) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Franchise Arrangements [Abstract]
Rent	$ 145,540	$ 171,859	$ 161,591
Initial fees	564	929	780
Royalty fees	659	639	652
Total	146,763	173,427	163,023
Initial fees paid to McDonald's Corporation	885	1,150	882
Royalty fees paid to McDonald's Corporation	$ 63,680	$ 69,933	$ 65,756